NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value Assumptions of Derivative Liability (Derivative [Member])	9 Months Ended
Sep. 30, 2012
Minimum [Member]
Risk free interest rate	0.18%
Expected life (years)	0 years
Volatility	0.00%
Maximum [Member]
Risk free interest rate	0.19%
Expected life (years)	3 years
Dividend Yield	0.00%
Volatility	162.00%